Schedule of Investments (unaudited)
August 31, 2026
BlackRock Capital Appreciation Fund, Inc.
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 3.3%
Howmet Aerospace, Inc.	354,000	$ 86,712,300
TransDigm Group, Inc.	31,819	37,283,595
		123,995,895
Broadline Retail — 4.4%
Amazon.com, Inc.(a)	642,168	166,815,981
Capital Markets — 2.1%
Interactive Brokers Group, Inc., Class A	816,020	79,390,586
Construction & Engineering — 2.4%
Quanta Services, Inc.	149,069	90,498,299
Consumer Staples Distribution & Retail — 1.7%
Walmart, Inc.	627,170	65,771,318
Diversified Telecommunication Services — 1.4%
Space Exploration Technologies Corp., Class A(a)	380,182	54,628,352
Electrical Equipment — 2.2%
Eaton Corp. PLC	204,254	82,085,598
Electronic Equipment, Instruments & Components — 3.5%
Amphenol Corp., Class A	482,235	76,458,359
Flex Ltd.(a)	507,143	55,405,373
		131,863,732
Financial Services — 2.0%
Visa, Inc., Class A	196,155	74,415,322
Health Care REITs — 1.9%
Welltower, Inc.	304,532	71,942,640
Interactive Media & Services — 8.1%
Alphabet, Inc., Class A	514,708	174,666,160
Alphabet, Inc., Class C, NVS	172,218	57,763,639
Meta Platforms, Inc., Class A	125,767	71,981,485
		304,411,284
IT Services — 2.2%
Snowflake, Inc., Class A(a)	250,061	82,877,717
Machinery — 2.3%
Caterpillar, Inc.	110,769	88,334,954
Metals & Mining — 5.0%
Freeport-McMoRan, Inc.	1,002,556	75,933,591
Wheaton Precious Metals Corp.	735,594	110,949,643
		186,883,234
Oil, Gas & Consumable Fuels — 2.1%
Marathon Petroleum Corp.	213,063	79,540,679
Pharmaceuticals — 3.0%
Eli Lilly & Co.	96,856	112,036,241
Semiconductors & Semiconductor Equipment — 25.3%
Advanced Micro Devices, Inc.(a)	178,240	83,901,133
Applied Materials, Inc.	153,343	70,290,898
Broadcom, Inc.	318,324	117,888,110
Lam Research Corp.	251,735	75,895,585
Micron Technology, Inc.	131,717	126,281,039
NVIDIA Corp.	2,182,363	481,822,103
		956,078,868
Software — 11.4%
Datadog, Inc., Class A(a)	184,928	43,835,333
Security	Shares	Value
Software (continued)
Microsoft Corp.	485,376	$ 246,226,391
Palantir Technologies, Inc., Class A(a)	246,004	45,850,226
Palo Alto Networks, Inc.(a)	248,842	95,089,994
		431,001,944
Specialized REITs — 2.3%
Equinix, Inc.	81,612	85,424,913
Technology Hardware, Storage & Peripherals — 7.6%
Apple Inc.	540,549	171,272,951
Dell Technologies, Inc., Class C	163,034	74,345,134
Sandisk Corp.(a)	15,554	24,368,452
Western Digital Corp.	34,554	15,568,305
		285,554,842
Total Common Stocks — 94.2% (Cost: $2,120,644,021)		3,553,552,399
Preferred Securities
Preferred Stocks — 5.6%
Interactive Media & Services — 1.7%
Bytedance Ltd., Series E-1, (Acquired 11/11/20, cost $19,426,516)(a)(b)(c)	177,291	63,026,951
Software — 3.9%
Anthropic PBC, Series H, (Acquired 05/28/26, cost $19,593,990)(a)(b)(c)	33,266	25,924,526
Databricks, Inc.
Series D, (Acquired 03/27/25, cost $34,703,225)(a)(b)(c)	375,170	94,918,010
Series J, (Acquired 01/21/25, cost $10,208,948)(a)(b)(c)	110,367	27,922,851
		148,765,387
Total Preferred Securities — 5.6% (Cost: $83,932,679)		211,792,338
Total Long-Term Investments — 99.8% (Cost: $2,204,576,700)		3,765,344,737
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Liquidity Funds, T-Fund, Institutional Shares, 3.58%(d)(e)	7,253,065	7,253,065
Total Short-Term Securities — 0.2% (Cost: $7,253,065)		7,253,065
Total Investments — 100.0% (Cost: $2,211,829,765)		3,772,597,802
Liabilities in Excess of Other Assets — (0.0)%		(1,516,589)
Net Assets — 100.0%		$ 3,771,081,213

(a)	Non-income producing security.
(b)	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
(c)
Restricted security as to resale, excluding 144A securities. The Fund held restricted securities with a current value of $211,792,338, representing 5.6% of its net assets as of period end, and an original cost of $83,932,679.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period end.

Schedule of Investments (unaudited) (continued)
August 31, 2026
BlackRock Capital Appreciation Fund, Inc.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended August 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 05/31/26	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 08/31/26	Shares Held at 08/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares(a)	$ —	$ —	$ (9,560)(b)	$ 9,560	$ —	$ —	—	$ 59,376 (c)	$ —
BlackRock Liquidity Funds, T-Fund, Institutional Shares	34,372,468	—	(27,119,403)(b)	—	—	7,253,065	7,253,065	208,095	—
				$ 9,560	$ —	$ 7,253,065		$ 267,471	$ —

(a)	As of period end, the entity is no longer held.
(b)	Represents net amount purchased (sold).
(c)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 3,553,552,399	$ —	$ —	$ 3,553,552,399
Preferred Securities	—	—	211,792,338	211,792,338
Short-Term Securities
Money Market Funds	7,253,065	—	—	7,253,065
	$ 3,560,805,464	$ —	$ 211,792,338	$ 3,772,597,802

Schedule of Investments (unaudited) (continued)
August 31, 2026
BlackRock Capital Appreciation Fund, Inc.
A reconciliation of Level 3 financial instruments is presented when the Fund had a significant amount of Level 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:
Preferred Securities
Assets
Opening Balance, as of May 31, 2026	$171,152,318
Transfers into Level 3	—
Transfers out of Level 3	—
Accrued discounts/premiums	(2,777,272)
Net realized gain (loss)	—
Net change in unrealized appreciation (depreciation)(a)	43,417,292
Purchases	—
Sales	—
Closing Balance, as of August 31, 2026	$211,792,338
Net change in unrealized appreciation (depreciation) on investments still held at August 31, 2026(a)	$43,417,292

(a)
Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on investments still held at August 31, 2026, is generally due to investments no longer held or categorized as Level 3 at period end.
The following table summarizes the valuation approaches used and unobservable inputs utilized by the Valuation Committee to determine the value of certain of the Fund’s Level 3 financial instruments as of period end.
	Value	Valuation Approach	Unobservable Inputs	Range of Unobservable Inputs Utilized(a)	Weighted Average of Unobservable Inputs Based on Fair Value
Assets
Preferred Securities(b)	$211,792,338	Market	Revenue Multiple	1.94x - 55.00x	24.56x

(a)
A significant change in unobservable input could result in a correlated or inverse change in value.
Portfolio Abbreviation
NVS	Non-Voting Shares
REIT	Real Estate Investment Trust